SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading securities		$ 39,930
Derivative warrant liability	$ 1,385,695	1,354,319	$ 2,549,196
Fair Value, Inputs, Level 1 [Member]
Trading securities		$ 39,930
Derivative warrant liability
Fair Value, Inputs, Level 2 [Member]
Trading securities
Derivative warrant liability
Fair Value, Inputs, Level 3 [Member]
Trading securities
Derivative warrant liability	$ 1,385,695	$ 1,354,319	$ 2,549,196